17 PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Provision For Environmental Liabilities And Asset Retirement Obligations [Abstract]
Schedule of provision for environmental liabilities and asset retirement obligation

The carrying amount of the provision for environmental liabilities and asset retirement obligation (ARO) are as follows:

		Consolidated
	12/31/2019	12/31/2018
Environmental liabilities	192,270	198,386
Asset retirement obligations	331,731	83,380
	524,001	281,766